Financial Instruments (Details 4) (Interest rate products [Member], USD $) In Millions, unless otherwise specified	Jan. 31, 2012	Dec. 31, 2011 Instruments
Interest rate products [Member]
Interest Rate Derivatives [Abstract]
Number of Interest Rate Derivatives Held		3
Notional Amount of Interest Rate Derivatives	$ 200.0	$ 284.1